CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Assets
Property and equipment, net	¥ 465,734	¥ 659,851
Intangible assets and goodwill, net	18,300	97,806
Right-of-use assets	502,813	517,609
Contract costs	12,438	11,161
Prepayments to third party suppliers	0	142
Term deposits held at a related party finance entity	1,420,939	0
Deferred tax assets	859	568
Non-current assets	2,421,083	1,287,137
Other receivables due from related parties	53,868	77,442
Other current assets	37,785	36,516
Term deposits held at a related party finance entity	477,303	921,601
Restricted bank deposits	1,324	324
Cash and cash equivalents	279,420	516,446
Current assets	849,700	1,552,329
Total assets	3,270,783	2,839,466
Equity
Share capital	268	268
Share premium	134,583	134,583
Contributed capital	197,984	253,034
Reserves	442,953	396,053
Retained earnings	1,424,850	1,242,906
Total Hailiang Education Group Inc. shareholders' equity	2,200,638	2,026,844
Non-controlling interest	16,222	10,797
Total equity	2,216,860	2,037,641
Liabilities
Contract liabilities	132	3,159
Deferred tax liabilities	4,736	4,607
Lease liabilities	30,521	18,749
Non-current liabilities	35,389	26,515
Trade and other payables due to third parties	376,747	272,012
Other payables due to related parties	134,982	156,709
Contract liabilities	444,865	295,979
Income tax payable	56,707	48,857
Lease liabilities	5,233	1,753
Current liabilities	1,018,534	775,310
Total liabilities	1,053,923	801,825
Commitments and contingencies
Total equity and liabilities	¥ 3,270,783	¥ 2,839,466